Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Income/(loss) before taxation	$ 67.7	$ (88.0)	$ 136.8	$ (1,647.3)
Adjustments:
Depreciation of property, plant and equipment	77.8	76.5	156.4	153.0
Amortization of intangible assets	11.2	10.7	22.0	21.7
Amortization of prepaid site rent	0.6	2.4	1.3	4.9
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.7	2.9	3.6	6.0
Impairment of assets held for sale		2.9		2.9
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(0.5)	2.8	(12.9)	10.9
Impairment of inventory	0.2		0.4
Net gain on disposal of property, plant and equipment and right-of-use assets	(2.2)	(1.9)	(1.0)	(2.3)
Share-based payment expense	8.5	4.9	14.0	8.1
Net loss allowance/(reversal of loss allowance) on trade receivables	1.4	(2.4)	1.8	2.2
Finance income	(35.6)	(43.0)	(56.1)	(24.3)
Finance costs	114.3	279.2	228.7	1,812.7
Insurance claim income	(0.2)		(0.3)
Operating income before working capital changes	244.9	246.8	494.7	436.4
Changes in working capital
Decrease/(increase) in inventory	4.1	6.0	(10.1)	(5.4)
Increase in trade and other receivables	(41.6)	(111.8)	(31.2)	(187.1)
Increase in trade and other payables	47.4	10.6	17.6	0.7
Net movement in working capital	9.9	(95.2)	(23.7)	(191.8)
Cash from operations	$ 254.8	$ 151.6	$ 471.0	$ 244.6